Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss for the period	$ (18,450,576)	$ (1,703,356)	$ (20,948,412)	$ (5,492,602)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation		3,799		11,703
Depreciation	15,620	25,679	47,467	78,965
Write-down of assets held for sale			193,750
Unrealized (gain) loss on marketable equity securities	(377,213)	46,608	(716,297)	(8,215)
Amortized interest on term deposits	(465,769)		(1,247,542)
Decrease in income tax receivable related to change in uncertain tax position	8,091,104		8,091,104
Changes in non-cash working capital:
Decrease in income tax receivable				591,735
Increase in income tax payable	9,514,009		9,514,009
Decrease in severance accrual			(531,981)
Decrease in contingent value rights accrual	(60,383)		(172,077)
Net decrease (increase) in prepaid expense and other	277,889	368,230	(47,314)	(232,512)
Net increase in payables and accrued expenses	256,784	153,889	608,721	828,146
Net cash used in operating activities	(1,198,535)	(1,105,151)	(5,208,572)	(4,222,780)
Cash Flows from Investing Activities:
Purchase of term deposits	(8,324,085)		(38,777,098)
Proceeds from maturity of term deposits	11,536,938		31,936,938
Net cash provided by (used in) investing activities	3,212,853		(6,840,160)
Cash Flows from Financing Activities:
Proceeds from the exercise of stock options	1,081		1,081
Net cash provided by financing activities	1,081		1,081
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	2,015,399	(1,105,151)	(12,047,651)	(4,222,780)
Cash and cash equivalents - beginning of period	1,317,439	46,000,001	15,380,489	49,117,630
Cash and cash equivalents - end of period	$ 3,332,838	$ 44,894,850	$ 3,332,838	$ 44,894,850